NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS	12 Months Ended
Jun. 30, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS	NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS

New standards, amendments to standards and interpretations effective for the year ended 30 June 2024
During the financial year, the following new and revised accounting standards, amendments to standards and new interpretation were adopted by the Group:

Definition of Accounting Estimate (Amendments to IAS 8) (Effective 1 July 2023)
The amendments introduce a new definition for accounting estimates: clarifying that they are monetary amounts in the financial statements that are subject to measurement uncertainty.

The amendments also clarify the relationship between accounting policies and accounting estimates by specifying that a company develops an accounting estimate to achieve the objective set out by an accounting policy. The amendment did not have a significant impact on the Group.

Deferred Tax related to Assets and Liabilities Arising from a single transaction – Amendments to IAS 12 Income Taxes (Effective 1 July 2023)
IAS 12 Income taxes clarifies how companies should account for deferred tax on certain transactions – e.g. leases and decommissioning provisions. The amendments narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognise a deferred tax asset and a deferred tax liability for temporary differences arising on initial recognition of a lease and a decommissioning provision.
The Group has determined the impact of adopting the standard on 1 July 2023 as follows:
Decommissioning provision
•A detailed assessment was performed by the Group to which resulted in an immaterial increase in the gross deferred tax assets and liabilities for the Group. Deferred tax was recognised on the decommissioning asset and liability which was previously not recognised under the initial recognition exemption. As the amendment did not result in a material impact, no adjustment was recognised in retained earnings and reserves as at 1 July 2023 and no restatements were made.
Disclosure of Accounting Policy (Amendments to IAS 1 and IFRS Practice Statement 2) (Effective 1 July 2023)
The Board has recently issued amendments to IAS 1 Presentation of Financial Statements and an update to IFRS Practice Statement 2 Making Materiality Judgements to help companies provide useful accounting policy disclosures.

The key amendments to IAS 1 include:
•requiring companies to disclose their material accounting policies rather than their significant accounting policies;
•clarifying that accounting policies related to immaterial transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and
•clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company’s financial statements.

The amendments are applied prospectively. The amendment did not have a material impact on the Group's disclosures.

New standards, amendments to standards and interpretations not yet effective
At the date of authorisation of these consolidated financial statements, the following relevant standards, amendments to standards and interpretations that may be applicable to the business of the Group were in issue but not yet effective and may therefore have an impact on future consolidated financial statements. These new standards, amendments to standards and interpretations will be adopted at their effective dates.

Classification of liabilities as current or non-current (Amendments to IAS 1 Presentation of Financial Statements) (Effective 1 July 2024)
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 as follows:
Right to defer settlement must have substance
Under existing IAS 1 requirements, companies classify a liability as current when they do not have an unconditional right to defer settlement of the liability for at least twelve months after the end of the reporting period.
As part of its amendments, the IASB has removed the requirement for a right to be unconditional and instead, now requires that a right to defer settlement must have substance and exist at the end of the reporting period.
Classification of debt may change
A company classifies a liability as non-current if it has a right to defer settlement for at least twelve months after the reporting period. The IASB has now clarified that a right to defer exists only if the company complies with conditions specified in the loan agreement at the end of the reporting period, even if the lender does not test compliance until a later date.
The amendment is not expected to have a significant impact on the Group.

3    NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS continued

New standards, amendments to standards and interpretations not yet effective continued
Amendment – Non-current Liabilities with Covenants (Amendment to IAS 1) (Effective 1 July 2024)
Subsequent to the release of amendments to IAS 1 Classification of Liabilities as Current or Non-Current, the IASB amended IAS 1 further in October 2022.

If an entity’s right to defer is subject to the entity complying with specified conditions, such conditions affect whether that right exists at the end of the reporting period, if the entity is required to comply with the condition on or before the end of the reporting period and not if the entity is required to comply with the conditions after the reporting period.

The amendments also provide clarification on the meaning of ‘settlement’ for the purpose of classifying a liability as current or non-current.

The amendment is not expected to have a significant impact on the Group.

IFRS 18 Presentation and Disclosure in Financial Statements (Effective 1 July 2027)
IFRS 18 Presentation and Disclosure in Financial Statements replaces IAS 1 Presentation of Financial Statements. IFRS 18, which was published by the IASB on 9 April 2024, sets out significant new requirements for how financial statements are presented with particular focus on:
•The statement of profit or loss, including requirements for mandatory sub-totals to be presented.
•Aggregation and disaggregation of information, including the introduction of overall principles for how information should be aggregated and disaggregated in financial statements.
•Disclosures related to management-defined performance measures ("MPMs"), which are measures of financial performance based on a total or sub-total required by IFRS with adjustments made (e.g. ‘adjusted profit or loss’). Entities will be required to disclose MPMs in the financial statements with disclosures, including reconciliations of MPMs to the nearest total or sub-total calculated in accordance with IFRS.

The impact on the financial statements is still being assessed.